Organization and Principal Activities (Details)	12 Months Ended
Jun. 30, 2020
Wholly owned subsidiaries [Member] | Puyi Group [Member]
Date of incorporation/acquired	Jul. 31, 2018
Place of incorporation	BVI
Percentage of effective ownership	100.00%
Principal Activities	Holding company
Wholly owned subsidiaries [Member] | Puyi Holdings (Hong Kong) Limited ("Puyi HK") [Member]
Date of incorporation/acquired	Jul. 31, 2018
Place of incorporation	Hong Kong
Percentage of effective ownership	100.00%
Principal Activities	Holding company
Wholly owned subsidiaries [Member] | Puyi Enterprises Management Consulting Co., Ltd. ("Puyi Consulting" or the Wholly Foreign-Owned Enterprise "WFOE")
Date of incorporation/acquired	Aug. 31, 2018
Place of incorporation	Chengdu
Percentage of effective ownership	100.00%
Principal Activities	WFOE
Wholly owned subsidiaries [Member] | Puyi Dake [Member]
Date of incorporation/acquired	May 31, 2020
Place of incorporation	Chengdu
Percentage of effective ownership	100.00%
Principal Activities	Information technology
Wholly owned subsidiaries [Member] | Shenzhen Baoying [Member]
Date of incorporation/acquired	May 31, 2018	[1]
Place of incorporation	Shenzhen	[1]
Percentage of effective ownership	100.00%	[1]
Principal Activities	Factoring	[1]
Variable Interest Entities [Member] | Puyi Bohui [Member]
Date of incorporation/acquired	Apr. 30, 2012
Place of incorporation	Chengdu
Percentage of effective ownership	100.00%
Principal Activities	Information technology
Variable Interest Entities [Member] | Puyi Fund [Member]
Date of incorporation/acquired	Nov. 30, 2010
Place of incorporation	Chengdu
Percentage of effective ownership	100.00%
Principal Activities	Fund product distribution
Variable Interest Entities [Member] | Puyi Zhongxiang [Member]
Date of incorporation/acquired	Apr. 30, 2014
Place of incorporation	Shenzhen
Percentage of effective ownership	100.00%
Principal Activities	Financial product distribution
Variable Interest Entities [Member] | Puyi Asset [Member]
Date of incorporation/acquired	May 31, 2013
Place of incorporation	Shenzhen
Percentage of effective ownership	100.00%
Principal Activities	Asset management
Variable Interest Entities [Member] | Chongqing Fengyi [Member]
Date of incorporation/acquired	Dec. 31, 2016
Place of incorporation	Chongqing
Percentage of effective ownership	100.00%
Principal Activities	Corporate financing business
Variable Interest Entities [Member] | Zhonghui [Member]
Date of incorporation/acquired	Jul. 31, 2018
Place of incorporation	Shenzhen
Percentage of effective ownership	51.00%
Principal Activities	Asset management

[1]	Shenzhen Baoying Factoring Co., Ltd. was deregistered in July 2020.